UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.           Name and address of issuer:

Oppenheimer Variable Account Funds
6803 S. Tucson Way
Centennial, CO 80112

2.
Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and class of securities of the issuer, check the box but do not list series or classes): /  /

Oppenheimer Global Strategic Income Fund/VA

3.           Investment Company Act File Number: 811-4108

Securities Act File Number: 002-93177

4(a).           Last day of fiscal year for which this Form is filed: 12/31/15

4(b).	/ /	Check box if this Form is being filed late (i.e., more that 90 calendar days after the end of the issuer’s fiscal year). (See instruction A.2)

4(c).           /  /           Check box if this is the last time the issuer will be filing this Form.

5.           Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$206,455,867
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$386,496,576

(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$2,436,534,839

(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:	$2,823,031,415

(v)	Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$0

(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv from Item 5(i)]:	$2,616,575,548

(vii)	Multiplier for determining registration fee (See Instructions C.9):	x .00010070

(viii)	Registration fee due [multiple Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):	= $0
============

6.           Prepaid Shares:

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.           Interest due:                                                                                                           $-0-

If this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D): N/A

8.           Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
= $0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

Method of Delivery: N/A
Fed Wire#: N/A

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:/s/ Mathew O’Donnell
Mathew O’Donnell, Assistant Treasurer

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.           Name and address of issuer:

Oppenheimer Variable Account Funds
6803 S. Tucson Way
Centennial, CO 80112

2.
Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and class of securities of the issuer, check the box but do not list series or classes): /  /

Oppenheimer Main Street Small Cap Fund/VA

3.           Investment Company Act File Number: 811-4108

Securities Act File Number: 002-93177

4(a).           Last day of fiscal year for which this Form is filed: 12/31/15

4(b).	/ /	Check box if this Form is being filed late (i.e., more that 90 calendar days after the end of the issuer’s fiscal year). (See instruction A.2)

4(c).           /  /           Check box if this is the last time the issuer will be filing this Form.

5.           Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$285,069,733

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$177,662,552

(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$314,315,046

(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:	$491,977,598

(v)	Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$0

(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv from Item 5(i)]:	$206,907,865

(vii)	Multiplier for determining registration fee (See Instructions C.9):	x .00010070

(viii)	Registration fee due [multiple Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):	= $0
============

6.           Prepaid Shares:

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.           Interest due:                                                                                                           $-0-

If this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D): N/A

8.           Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
= $0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

Method of Delivery: N/A
Fed Wire #: N/A

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:/s/ Mathew O’Donnell
Mathew O’Donnell, Assistant Treasurer

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.           Name and address of issuer:

Oppenheimer Variable Account Funds
6803 S. Tucson Way
Centennial, CO 80112

2.
Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and class of securities of the issuer, check the box but do not list series or classes): /  /

Oppenheimer Global Fund/VA

3.           Investment Company Act File Number: 811-4108

Securities Act File Number: 002-93177

4(a).           Last day of fiscal year for which this Form is filed: 12/31/15

4(b).	/ /	Check box if this Form is being filed late (i.e., more that 90 calendar days after the end of the issuer’s fiscal year). (See instruction A.2)

4(c).           /  /           Check box if this is the last time the issuer will be filing this Form.

5.           Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$561,620,626

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$635,636,820

(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$1,274,196,688

(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:	$1,909,833,508

(v)	Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$0

(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv from Item 5(i)]:	$1,348,212,882

(vii)	Multiplier for determining registration fee (See Instructions C.9):	x .00010070
(viii)	Registration fee due [multiple Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):	= $0
============

6.           Prepaid Shares:

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.           Interest due:                                                                                                           $-0-

If this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D): N/A

8.           Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
= $0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

Method of Delivery: N/A
Fed Wire #  N/A

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:/s/ Mathew O’Donnell
Mathew O’Donnell, Assistant Treasurer

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.           Name and address of issuer:

Oppenheimer Variable Account Funds
6803 S. Tucson Way
Centennial, CO 80112

2.
Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and class of securities of the issuer, check the box but do not list series or classes): /  /

Oppenheimer Capital Appreciation Fund/VA

3.           Investment Company Act File Number : 811-4108

Securities Act File Number: 002-93177

4(a).           Last day of fiscal year for which this Form is filed: 12/31/15

4(b).	/ /	Check box if this Form is being filed late (i.e., more that 90 calendar days after the end of the issuer’s fiscal year). (See instruction A.2)

4(c).           /  /           Check box if this is the last time the issuer will be filing this Form.

5.           Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$236,320,301

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$173,589,565
(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$1,695,495,298

(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:	$1,869,084,863

(v)	Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$0

(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv from Item 5(i)]:	$1,632,764,562

(vii)	Multiplier for determining registration fee (See Instructions C.9):	x .00010070

(viii)	Registration fee due [multiple Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):	= $0
============

6.           Prepaid Shares:

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.           Interest due:                                                                                                           $-0-

If this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D): N/A

8.           Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
= $0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

Method of Delivery:  N/A
Fed Wire: N/A

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:/s/ Mathew O’Donnell
Mathew O’Donnell, Assistant Treasurer

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.           Name and address of issuer:

Oppenheimer Variable Account Funds
6803 S. Tucson Way
Centennial, CO 80112

2.
Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and class of securities of the issuer, check the box but do not list series or classes): /  /

Oppenheimer Discovery Mid Cap Growth Fund/VA

3.           Investment Company Act File Number: 811-4108

Securities Act File Number: 002-93177

4(a).           Last day of fiscal year for which this Form is filed: 12/31/15

4(b).	/ /	Check box if this Form is being filed late (i.e., more that 90 calendar days after the end of the issuer’s fiscal year). (See instruction A.2)

4(c).           /  /           Check box if this is the last time the issuer will be filing this Form.

5.           Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$102,022,556

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$100,695,342

(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$1,311,371,713

(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:	$1,412,067,055

(v)	Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$0

(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv from Item 5(i)]:	$1,310,044,499

(vii)	Multiplier for determining registration fee (See Instructions C.9):	x .00010070

(viii)	Registration fee due [multiple Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):	= $0
============

6.           Prepaid Shares:

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.           Interest due:                                                                                                           $-0-

If this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D): N/A

8.           Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
= $0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

Method of Delivery: N/A
Fed Wire # N/A

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:/s/ Mathew O’Donnell
Mathew O’Donnell, Assistant Treasurer

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.           Name and address of issuer:

Oppenheimer Variable Account Funds
6803 S. Tucson Way
Centennial, CO 80112

2.
Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and class of securities of the issuer, check the box but do not list series or classes): /  /

Oppenheimer Core Bond Fund/VA

3.           Investment Company Act File Number : 811-4108

Securities Act File Number: 002-93177

4(a).           Last day of fiscal year for which this Form is filed: 12/31/15

4(b).	/ /	Check box if this Form is being filed late (i.e., more that 90 calendar days after the end of the issuer’s fiscal year). (See instruction A.2)

4(c).           /  /           Check box if this is the last time the issuer will be filing this Form.

5.           Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$36,426,667

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$37,714,401

(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$464,150,577

(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:	$501,864,978

(v)	Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$0

(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv from Item 5(i)]:	$465,438,311

(vii)	Multiplier for determining registration fee (See Instructions C.9):	x .00010070

(viii)	Registration fee due [multiple Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):	= $0
============

6.           Prepaid Shares:

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.           Interest due:                                                                                                           $-0-

If this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):

8.           Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
= $0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

Method of Delivery: N/A
Fed Wire # N/A

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:/s/ Mathew O’Donnell
Mathew O’Donnell, Assistant Treasurer

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.           Name and address of issuer:

Oppenheimer Variable Account Funds
6803 S. Tucson Way
Centennial, CO 80112

2.
Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and class of securities of the issuer, check the box but do not list series or classes): /  /

Oppenheimer Equity Income Fund/VA

3.           Investment Company Act File Number: 811-4108

Securities Act File Number: 002-93177

4(a).           Last day of fiscal year for which this Form is filed: 12/31/15

4(b).	/ /	Check box if this Form is being filed late (i.e., more that 90 calendar days after the end of the issuer’s fiscal year). (See instruction A.2)

4(c).           /  /           Check box if this is the last time the issuer will be filing this Form.

5.           Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$2,157,947
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$3,085,655

(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$111,187

(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:	$3,196,842

(v)	Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$0

(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv from Item 5(i)]:	$1,038,895

(vii)	Multiplier for determining registration fee (See Instructions C.9):	x .00010070

(viii)	Registration fee due [multiple Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):	= $0
============

6.           Prepaid Shares:

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.           Interest due:                                                                                                           $-0-

If this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D): N/A

8.           Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
= $0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

Method of Delivery: N/A
Fed Wire #: N/A

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:/s/ Mathew O’Donnell
Mathew O’Donnell, Assistant Treasurer

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.           Name and address of issuer:

Oppenheimer Variable Account Funds
6803 S. Tucson Way
Centennial, CO 80112

2.
Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and class of securities of the issuer, check the box but do not list series or classes): /  /

Oppenheimer Main Street Fund/VA

3.           Investment Company Act File Number: 811-4108

Securities Act File Number: 002-93177

4(a).           Last day of fiscal year for which this Form is filed: 12/31/15

4(b).	/ /	Check box if this Form is being filed late (i.e., more that 90 calendar days after the end of the issuer’s fiscal year). (See instruction A.2)

4(c).           /  /           Check box if this is the last time the issuer will be filing this Form.

5.           Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$279,929,643

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$246,071,506

(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$1,569,297,641

(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:	$1,815,369,147

(v)	Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$0

(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv from Item 5(i)]:	$1,535,439,504

(vii)	Multiplier for determining registration fee (See Instructions C.9):	x .00010070

(viii)	Registration fee due [multiple Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):	= $0
============

6.           Prepaid Shares:

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.           Interest due:                                                                                                           $-0-

If this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D): N/A

8.           Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
= $0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

Method of Delivery: N/A
Fed Wire #: N/A

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:/s/ Mathew O’Donnell
Mathew O’Donnell, Assistant Treasurer

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.           Name and address of issuer:

Oppenheimer Variable Account Funds
6803 S. Tucson Way
Centennial, CO 80112

2.
Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and class of securities of the issuer, check the box but do not list series or classes): /  /

Oppenheimer Money Fund/VA

3.           Investment Company Act File Number : 811-4108

Securities Act File Number: 002-93177

4(a).           Last day of fiscal year for which this Form is filed: 12/31/15

4(b).	/ /	Check box if this Form is being filed late (i.e., more that 90 calendar days after the end of the issuer’s fiscal year). (See instruction A.2)

4(c).           /  /           Check box if this is the last time the issuer will be filing this Form.

5.           Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$3,416,357,431

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$1,283,035,370

(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$0

(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:	$1,283,035,370

(v)	Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$2,133,322,061

(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv from Item 5(i)]:	$0

(vii)	Multiplier for determining registration fee (See Instructions C.9):	x .00010070

(viii)	Registration fee due [multiple Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):	= $214,825.53
============

6.           Prepaid Shares:

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.           Interest due:                                                                                                           $-0-

If this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D): N/A

8.           Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
= $214,825.53

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

Method of Delivery: Wire Transfer
Fed Wire # 0310B1QGC08C013857

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:/s/ Mathew O’Donnell
Mathew O’Donnell, Assistant Treasurer

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.           Name and address of issuer:

Oppenheimer Variable Account Funds
6803 S. Tucson Way
Centennial, CO 80112

2.
Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and class of securities of the issuer, check the box but do not list series or classes): /  /

Oppenheimer Conservative Balanced Fund/VA

3.           Investment Company Act File Number : 811-4108

Securities Act File Number: 002-93177

4(a).           Last day of fiscal year for which this Form is filed: 12/31/15

4(b).	/ /	Check box if this Form is being filed late (i.e., more that 90 calendar days after the end of the issuer’s fiscal year). (See instruction A.2)

4(c).           /  /           Check box if this is the last time the issuer will be filing this Form.

5.           Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$11,686,197

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$41,317,216

(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$681,571,359

(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:	$722,888,575

(v)	Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$0

(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv from Item 5(i)]:	$711,202,378

(vii)	Multiplier for determining registration fee (See Instructions C.9):	x .00010070

(viii)	Registration fee due [multiple Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):	= $0.00
============

6.           Prepaid Shares:

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.           Interest due:                                                                                                           $-0-

If this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D): N/A

8.           Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
= 0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

Method of Delivery: N/A
Fed Wire # N/A

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:/s/ Mathew O’Donnell
Mathew O’Donnell, Assistant Treasurer

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.           Name and address of issuer:

Oppenheimer Variable Account Funds
6803 S. Tucson Way
Centennial, CO 80112

2.
Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and class of securities of the issuer, check the box but do not list series or classes): /  /

Oppenheimer Global Multi-Alternatives Fund/VA

3.           Investment Company Act File Number : 811-4108

Securities Act File Number: 002-93177

4(a).           Last day of fiscal year for which this Form is filed: 12/31/15

4(b).	/ /	Check box if this Form is being filed late (i.e., more that 90 calendar days after the end of the issuer’s fiscal year). (See instruction A.2)

4(c).           /  /           Check box if this is the last time the issuer will be filing this Form.

5.           Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$162,570,098

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$871,516

(iii)
Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
$ 0

(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:	$871,516

(v)	Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$161,698,582

(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv from Item 5(i)]:	$0

(vii)	Multiplier for determining registration fee (See Instructions C.9):	x .00010070

(viii)	Registration fee due [multiple Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):	= $16,283.05
============

6.           Prepaid Shares:

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.           Interest due:                                                                                                           $-0-

If this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D): N/A

8.           Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
= $16,283.05

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

Method of Delivery: Wire Transfer
Fed Wire # 0310B1QGC08C008929

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:/s/ Mathew O’Donnell
Mathew O’Donnell, Assistant Treasurer

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.           Name and address of issuer:

Oppenheimer Variable Account Funds
6803 S. Tucson Way
Centennial, CO 80112

2.
Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and class of securities of the issuer, check the box but do not list series or classes): /  /

Oppenheimer International Growth Fund/VA

3.           Investment Company Act File Number: 811-4108

Securities Act File Number: 002-93177

4(a).           Last day of fiscal year for which this Form is filed: 12/31/15

4(b).	/ /	Check box if this Form is being filed late (i.e., more that 90 calendar days after the end of the issuer’s fiscal year). (See instruction A.2)

4(c).           /  /           Check box if this is the last time the issuer will be filing this Form.

5.           Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$151,280,968

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$142,591,040

(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$81,762,973

(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:	$224,354,013

(v)	Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ 0

(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv from Item 5(i)]:	$73,073,045

(vii)	Multiplier for determining registration fee (See Instructions C.9):	x .00010070

(viii)	Registration fee due [multiple Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):	= $0
============

6.           Prepaid Shares:

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.           Interest due:                                                                                                           $-0-

If this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D): N/A

8.             Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
= $0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

Method of Delivery: N/A
Fed Wire #: N/A

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:/s/ Mathew O’Donnell
Mathew O’Donnell, Assistant Treasurer